Financial Instruments - Level 3 Reconciliation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Xiidra
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	¥ 72,940
Financial assets associated with contingent consideration arrangements | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the period	92,516	¥ 0
Recognition of financial assets associated with contingent consideration arrangements	3,318	83,245
Changes recognized as finance income	3,294	3,478
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(72,940)	5,652
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	(742)	141
Purchases	0	0
Sales	0	0
Transfers to Level 1	0	0
Acquisition from conversion of convertible notes	0	0
Transfers from investments accounted for using the equity method	0	0
Transfers to investments accounted for using the equity method	0	0
Reclassification to assets held for sale	0	0
As of the end of the period	25,446	92,516
Equity instruments | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the period	48,237	48,825
Recognition of financial assets associated with contingent consideration arrangements	0	0
Changes recognized as finance income	0	0
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	0	0
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	8,126	15,157
Purchases	12,559	7,187
Sales	(7,013)	(191)
Transfers to Level 1	(9,241)	(17,334)
Acquisition from conversion of convertible notes	0	273
Transfers from investments accounted for using the equity method	0	199
Transfers to investments accounted for using the equity method	0	(5,879)
Reclassification to assets held for sale	(200)	0
As of the end of the period	¥ 52,468	¥ 48,237